      As filed with the Securities and Exchange Commission on June 13, 2000

                                              1933 Act Registration No. 33-72424
                                              1940 Act Registration No. 811-8194

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             x
                                                                   ---
         Pre-Effective Amendment No.
                                    ---                            ---
         Post-Effective Amendment No. 18                            x
                                                                   ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     x
                                                                   ---
         Amendment No. 20                                           x
                                                                   ---

                        (Check appropriate box or boxes.)

                            FINANCIAL INVESTORS TRUST
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                           370 17th Street, Suite 3100
                                Denver, CO 80202
               ---------------------------------------------------
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                          -----------------

                           Russell C. Burk, Secretary
                            Financial Investors Trust
                           370 17th Street, Suite 3100
                                Denver, CO 80202
                     --------------------------------------
                     (Name and Address of Agent of Service)

                                    Copy to:

                              Lester Woodward, Esq.
                           Davis, Graham & Stubbs LLP
                           370 17th Street, Suite 4700
                                Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

    immediately upon filing pursuant to paragraph (b)
---
    on ______________, pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a)(1)
---
    on ____________, pursuant to paragraph (a)(1)
---
 x  75 days after filing pursuant to paragraph (a)(2)
---
    on (date) pursuant to paragraph (a)(2)
---

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Registrant registered an indefinite number of shares pursuant to regulation 24f-2 under the Investment Company Act of 1940 on July 21, 1999.

                    MAGNET DOW JONES TOTAL MARKET GROWTH FUND

                                 INVESTOR SHARES

                                   Prospectus

                              Dated _________, 2000

THIS PROSPECTUS OFFERS EXCLUSIVELY INVESTOR SHARES OF THE MAGNET DOW JONES TOTAL MARKET GROWTH FUND. ADVISER SHARES ARE OFFERED BY A SEPARATE PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                  Page
                                                                                                  ----
Investment Objective, Principal Strategies and Risks................................................3

Performance.........................................................................................4

Fees and Expenses of the Fund.......................................................................4

Investment Adviser..................................................................................5

How Do I Invest in the Fund?........................................................................6

Distribution Plan..................................................................................11

Financial Highlights...............................................................................11

Appendix...........................................................................................12


No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS

INVESTMENT OBJECTIVE -- The Magnet Dow Jones Total Market Growth Fund (the "Fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES -- The Fund is diversified and will invest at least 75% of its total assets in companies selected from the Dow Jones U.S. Total Market Index ("DJTMI-US"). The DJTMI-US is discussed in more detail in the appendix.

In making its stock selections from the DJTMI-US, Revqual Index-Plus Investors, L.L.C. (the "Adviser") utilizes a proprietary stock selection methodology termed MAGNET(R) which stands for:

         M - Management must be outstanding
             Momentum must be increasing
         A - Accelerating earnings, revenue and margins
         G - Growth rate must exceed current valuation
         N - New management, product, industry, etc.
         E - Emerging industry, technology, etc.
         T - Timing must be technically right

The MAGNET(R) stock selection system utilizes a combination of fundamental and technical stock evaluation and seeks to identify strong value with current momentum. Fundamental analysis involves the various financial, business, management and other attributes of a particular company. Technical analysis is concerned with the relative strength of the company's stock, its support and resistance levels, various moving averages and price action for previous periods. Technical analysis is an inexact science. However, the Adviser feels it is a good tool to assist in finding stocks that may significantly outperform the market.

PRINCIPAL INVESTMENT RISKS -- The principal risks of investing in this Fund are:

         o STOCK MARKET RISK - The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, if the Adviser's assessment of a company's potential is not correct, the securities in the Fund may decrease in value.

         o INVESTMENT STYLE RISK - Market performance tends to fluctuate, and during various periods, certain investment strategies may fall out of favor. If the market is not favoring the Fund's style of investing, the Fund may lose money.

Additionally, the value of the Fund's shares, like stock prices generally, will fluctuate within a wide range, so an investor in the Fund could lose money over short or even long periods.

The Statement of Additional Information ("SAI") contains more specific information about the risks associated with investing in the Fund.

PERFORMANCE

There is no performance information for the Fund because it has not completed a full calendar year of operations.

FEES AND EXPENSES OF THE FUND

The information in this section describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund. The Fund's fees and expenses are based upon estimates of the operating expenses for the Fund's initial year of operation.

     SHAREHOLDER FEES
     (fees paid directly from your investment)

     Maximum Sales Load                                         None
     Maximum Deferred Sales Charge                              None
     Redemption Fee                                             None
     Exchange Fee                                               None

     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund Assets)

     Management Fees (1)                                          %
     Distribution (12b-1) Fees                                  .25%
     Other Expenses (1)                                           %
     --------------------------------------------------------------
     Total Annual Fund Operating Expenses                         %
     Fee Waiver and/or Expense Reimbursement (1)                  %
     --------------------------------------------------------------
     Net Annual Fund Operating Expenses (1)                       %
     --------------------------------------------------------------

(1) The Fund's Adviser has contractually agreed to waive a portion of the investment advisory fees and/or to reimburse other expenses for the Fund so that Net Annual Fund Operating Expenses for Investor Shares will be no more than ____% for the fiscal year ended _________.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Investor Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year and that the Fund's operating expenses will remain the same. However, after one year the example does not take into consideration the Adviser's agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MAGNET DOW JONES TOTAL
MARKET GROWTH FUND                            ONE YEAR                          THREE YEARS
---------------------------------------------------------------------------------------------------------
Investor Shares

INVESTMENT ADVISER

Revqual Index-Plus Investors, L.L.C. ("Adviser") acts as the investment adviser to the Fund and will be paid an advisory fee at an annual rate of ____% of the average daily net assets of the Fund. The Adviser's address is ___________________. The Adviser manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. The Adviser is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.

JORDAN KIMMEL, age 41, is a principal of the Adviser and is responsible for the portfolio management of the Partnership. He has developed the MAGNET(R) stock selection strategy, which is the subject of a book, which includes an introduction by John Downes, co-author of "Beating the Dow."

Prior to launching the Partnership and from 1994, Mr. Kimmel was a First Vice President at Dean Witter. Earlier in his career he was an account executive at Paine Webber and A.G. Edwards. A graduate of the State University of New York at Stony Brook, Mr. Kimmel holds a B.A. in Economics and a M.S. in Urban Policy Sciences. He is also a graduate of the Bronx High School of Science.

Mr. Kimmel holds the position of Market Strategist for and is a registered representative of First Montauk Securities Corp., a national brokerage firm headquartered in Red Bank, NJ, with more than 400 independent brokers.

T. OWEN CARROLL, PH.D., age 51, is a principal of the Adviser and is a Professor of Finance in the W. Averell Harriman School of Management at the State University of New York at Stony Brook. He received a B.S. in Engineering Physics from the University of California at Berkeley and a Ph.D. in Applied Physics and Electrical Engineering from Cornell University. He was given the Distinguished Teaching Award in the College of Engineering at Stony Brook, the Chancellor's Award for Excellence in Teaching from the State University of New York, and was one of the founding professors of the W. Averell Harriman School of Management. He has served as a consultant to the governments of Canada and Thailand, as well as to several corporations, including CITIBANK, Nabisco and PPG.

Dr. Carroll is currently engaged in research and teaching in Computational Finance, the applications of dynamic systems techniques to financial time series, and related areas of financial research. He has also been a Director of Research and consultant to money management firms engaged in aggressive, high turnover portfolio management and computerized trade implementation.

HOW DO I INVEST IN THE FUND?

HOW ARE INVESTMENTS MADE?

                              MINIMUM INITIAL INVESTMENT
     ------------------------------------------------------------------------
     New Account                                                      $1,000
     IRA Account                                                      $1,000
     Systematic Investment Program                                      $250
     Systematic Withdrawal Program                                   $10,000


As described below, you may purchase shares of the Fund directly from the Fund, or through an authorized broker or investment adviser. Your orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. Your payment will be invested in full and fractional shares of the Fund. Orders transmitted to the Fund in proper form prior to the close of business (normally 4:00 p.m. Eastern
Time) will be executed that day. You will not receive certificates for shares that you purchase. ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Fund's Transfer Agent and maintains records of each shareholder's holdings of fund shares. Your initial investment in the Fund must be preceded or accompanied by a completed, signed application. The Fund reserves the right to reject any purchase.

INVESTING DIRECTLY WITH THE FUND

You can invest in the Fund directly by using any of the methods described below:

BY MAIL. Make your check payable to the MAGNET DOW JONES TOTAL MARKET GROWTH FUND and mail it, along with the Account Application (if your purchase is an initial investment). Third party and foreign checks will not be accepted. For existing accounts please include the Fund name and your account number on all checks. The check should be mailed to:

         Magnet Dow Jones Total Market Growth Fund
         PMB __________
         303 16th Street, Suite #016
         Denver, CO  80202-5657

BY WIRE. You may purchase shares by wire transfer from your bank account to your Magnet Dow Jones Total Market Growth Fund account. There is a $1,000 minimum for purchases by wire. To place a purchase by wire, please call 1-__________to speak with a representative. To initiate your wire transaction, contact your depository institution and instruct them to wire Federal Funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) to:

         State Street Bank & Trust Co.
         ABA #011000028

         Magnet Dow Jones Total Market Growth Fund
         Credit DDA#____________
         (Account Registration)
         (Account Number)

The Fund may at its discretion discontinue, suspend or change the practice of accepting orders by any of the methods described above. The Fund reserves the right to suspend the sale of shares, or to reject any purchase order, including orders in connection with exchanges, for any reason.

INVESTING THROUGH YOUR BROKER OR INVESTMENT ADVISER

To purchase shares through authorized brokers and investment advisers, simply complete an Account Application and contact your broker or investment adviser with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered.

Your orders received by the Fund prior to the close of business (normally 4:00 p.m. Eastern Time) will be executed that day. Brokers who receive your orders are obligated to transmit them promptly. You will receive written confirmation of your order within a few days of receipt of instructions from your broker.

HOW DO I REDEEM FUND SHARES?

Shareholders may redeem their shares, in whole or in part, on each day the Fund is valued (see the section entitled "HOW ARE FUND SHARES VALUED?" later in this Prospectus). Shares will be redeemed at the net asset value next determined after a redemption request has been received by the Fund.

A redemption is a tax reportable transaction and any gain or loss is a taxable event. See the section entitled "WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?" later in this Prospectus for more information.

Whether the shares to be redeemed have been purchased by check or by ACH, the payment of redemption proceeds may be delayed until the purchase has cleared. Shareholders may avoid this delay by investing through wire transfers of Federal Funds. Prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

Once the shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Fund may, however, take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings, or if an emergency condition, as determined by the SEC, merits such action, the Fund may suspend redemptions or postpone payment dates beyond the normal seven day redemption period.

To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Fund has no present intention to do so, the Fund reserves the right to refuse or to limit the frequency of any telephone, wire or bank transfer redemptions. It may be difficult to make contact by telephone during periods of severe market or economic change. Shareholders should consider redeeming by mail during such times.

The Fund may modify or terminate certain redemption services and provisions at any time. If the Fund terminates any particular service, it will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

You can redeem your shares using any of the methods described below:

REDEEMING YOUR SHARES DIRECTLY FROM THE FUND

BY MAIL. You may redeem your shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include:

         o the Fund name and account registration from which you are redeeming shares;
         o    your account number;
         o    the amount to be redeemed; and
         o an authorized signature along with a signature guarantee (if required).

A signature guarantee is designed to protect you, the Fund, and its agents from fraud. Your written request requires a signature guarantee if the check is being mailed to an address that has been changed within the last 30 days, if the check is not being mailed to the address on your account, or if the check is not being made out to the account owner. The following institutions should be able to provide you with a signature guarantee: banks, broker-dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A SIGNATURE GUARANTEE MAY NOT BE PROVIDED BY A NOTARY PUBLIC.

BY TELEPHONE. If you have established the telephone redemption privilege on your Account Application, you may redeem your shares by calling the Fund at 1-___________. You should be prepared to give the telephone representative the following information:

         o your account number, social security number and account registration;
         o    the Fund name from which you are redeeming shares; and
         o    the amount to be redeemed.

The telephone conversation may be recorded to protect you and the Fund. The Fund employs reasonable procedures to confirm that instructions communicated to its representatives by telephone are genuine. If the Fund fails to employ such reasonable procedures, it may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. However, if the Fund acts on instructions it reasonably believes to be genuine, you will bear the loss.

You cannot redeem shares held in IRAs via the telephone.

REDEEMING YOUR SHARES USING AN AUTHORIZED BROKER OR INVESTMENT ADVISER

You may redeem your shares by contacting your authorized broker or investment adviser and instructing them to redeem your shares. They will then contact ALPS and place a redemption order on your behalf.

METHODS OF REDEMPTION PAYMENTS

BY CHECK. Unless otherwise instructed, a check will be issued to the address of record on your account. For your protection, telephone redemptions by check will be suspended for a period of 30 days following an address change given over the telephone.

BY WIRE. You may instruct the Fund to send your redemption proceeds via Federal wire ($1,000 minimum per transaction) to your personal bank.

Wire redemptions can be made only if the privilege has been established on your Account Application and you have attached a copy of a voided check. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent. Your bank may charge you a fee for receiving a wire payment on your behalf.

LARGE REDEMPTIONS

It is important that you call the Fund before you redeem a large dollar amount. The Fund must consider the interests of all fund shareholders and so reserves the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operations or performance. All redemptions of shares of the Fund will be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, you will always be given at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

WHAT ADDITIONAL SERVICES ARE OFFERED BY THE FUND?

AUTOMATIC INVESTMENT PROGRAM. The Automatic Investment Program offers a simple way to establish and maintain a consistent investment program. You may arrange automatic transfers (minimum $50 per transaction) from your bank account to your Fund account on a periodic basis by simply completing the Automatic Investment Program section of your Account Application. When you participate in this program, the minimum initial investment in the Fund is $250. You may change the amount of your automatic investment, skip an investment, or stop the Automatic Investment Program by calling the Fund at 1-____________ at least three business days prior to your next scheduled investment date.

SYSTEMATIC WITHDRAWAL PLAN. If your Fund account balance is $10,000 or more, you may elect to have periodic redemptions made from your account on a monthly, quarterly, semi-annual or annual basis by completing the Systematic Withdrawal Plan section of the Account Application. The minimum periodic withdrawal is $100 and the transaction normally will be executed on the fifth or twentieth day of the selected month(s). You may request that these payments be sent to a predesignated bank account or other designated party. Depending on the size of the payment requested and fluctuation in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust your account. If a shareholder participates in the Systematic Withdrawal Plan, all dividends are automatically reinvested unless the shareholder directs otherwise.

INDIVIDUAL RETIREMENT ACCOUNTS. The Fund may be used as a funding medium for traditional and Roth IRAs. In addition, a traditional or Roth IRA may be established through a custodial account with the Fund. Completion of a special application is required in order to create such an account, and the minimum initial investment requirement must be met for the Class in which you are investing. Contributions to IRAs are subject to the limits and conditions established by the Internal Revenue Service. For more information, call the Fund at 1-____________ or your tax adviser.

Additional account level fees are imposed for IRA accounts.

WHAT STATEMENT AND REPORTS DO I RECEIVE FROM THE FUND?

You will receive a quarterly statement and a confirmation after every transaction that affects your share balance or account registration. A statement with tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial statements. Please write to the Fund at PMB ___, 303 16th Street, Suite 016, Denver, Colorado 80202-5657 or call the Fund at 1-____________ to request additional copies of these reports.

HOW ARE FUND SHARES VALUED?

The price at which you buy or sell fund shares is the share price or net asset value (NAV). The NAV for each Class of shares in the Fund is determined by adding the value of each Class' proportional share of the Fund's investments, cash and other assets, deducting each Class' proportional share of liabilities, and then dividing that value by the total number of the shares outstanding in that class. Each Class' NAV is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) each day that the Exchange is open.

When the Fund calculates the NAV for the fund shares, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees of the Fund.

For more information please refer to the SAI.

WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?

The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Fund are declared daily and paid monthly.

FEDERAL TAXES. Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to shareholders at the applicable capital gains rate, regardless of how long they have owned their fund shares. Distributions from other sources generally are taxed as ordinary income. A portion of the Fund's dividends may qualify for the dividends-received deduction for corporations. Distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder an IRS Form 1099-DIV by January 31.

"BUYING A DIVIDEND." When shares are purchased just before a distribution ("buying a dividend"), the share price will reflect the amount of the upcoming distribution. Consequently, a portion of the share price will be received back as a taxable distribution.

OTHER TAX INFORMATION. The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences generally affecting the Fund and its shareholders. In addition to Federal tax, distributions may be subject to state or local taxes. Shareholders should consult their tax advisers for details and up-to-date information on the tax laws in your state to determine whether the Fund is suitable given your particular tax situation.

When you sign your Account Application, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you do not comply with IRS regulations, the IRS can require the Fund to withhold 31% of taxable distributions from your account.

DISTRIBUTION PLAN

The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Investor Shares of the Fund (the "Distribution Plan"). The Distribution Plan permits the use of portfolio assets to compensate ALPS for its services and costs in distributing Investor Shares and servicing shareholder accounts.

Under the Distribution Plan, ALPS receives an amount up to .25% of the average net assets of the Fund that are attributable to Investor Shares. All or a portion of the fees paid to ALPS under the Distribution Plan may, in turn, be paid to certain broker-dealers, investment advisers, and other third parties as compensation for selling Investor Shares and for providing ongoing sales support services.

Because the fees paid under the Distribution Plan are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

FINANCIAL HIGHLIGHTS

There are no Financial Highlights for the Fund because it has not completed a fiscal year of operations.

                                    APPENDIX

                        DOW JONES U.S. TOTAL MARKET INDEX

The Dow Jones U.S. Total Market Index is designed to provide 95% representation of the U.S. stock market by employing the following methodology:

A. UNIVERSE CREATION

         1.   Aggregated are all stocks from the local stock exchange(s).

         2.   The following are eliminated:

              a.   Foreign issues, including ADRs and GDRs.
              b. Non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liability companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and "pink sheet" stocks.
              c. Companies with 75% or more ownership by another single entity.
              d. Stocks with more than 10 non-trading days during the last quarter.
              e.   Stocks with less than six month's trading history.

B. UNIVERSE SEPARATION

         1. The 3-month average market capitalization is calculated for each company in the Universe.

         2. The Universe is sorted by 3-month average market capitalization in descending order.

         3. The cumulative percentage of market value coverage is calculated for each added component using a top-down approach.

         4. The Universe is divided into three sub-universes for sub-index construction as follows:

              Large-Cap Universe:   The top 70% of the Universe market value
              Mid-Cap Universe:     The next 20% of the Universe market value
              Small-Cap Universe:   The remaining 10% of the Universe market
                                    value

C. INDEX CONSTRUCTION

         1.   Large-Cap Sub-Index
              100% of the Large-Cap Universe is included in the index.

         2.   Mid-Cap Sub-Index
              100% of the Mid-Cap Universe is included in the index.

         3.   Small-Cap Sub-Index

              a. Stocks ranked within the top 25% of the Small-Cap Universe's aggregated market value are automatically included in the index.
              b. The remaining companies in the Small-Cap Universe are added based upon an equally weighted combination of 3-month average market value and R-score (3-month average daily dollar volume/3-month market value) until 50% of each industry group is covered. Stocks falling in the bottom 10% of the Small-Cap Universe are ineligible for selection.

D. PERIODIC REVIEW

         The index is reviewed on a quarterly basis.

                      ADDITIONAL INFORMATION ABOUT THE FUND

If you would like more information about the Fund, the following additional information is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains additional information about all aspects of the Fund. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a copy of the SAI, write or call the Fund at the address or phone number listed below.

Information about the Fund (including the SAI) also may be reviewed and copied, upon payment of a duplicating fee, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Fund. For more information about the operation of the Public Reference Room, please call the SEC at 1-202-942-8090.

ADMINISTRATOR & DISTRIBUTOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, CO 80202


                     -----------------------------------------------------------
                         TO OBTAIN THE SAI FOR THE FUND FEE OF CHARGE, OR TO OBTAIN OTHER INFORMATION ABOUT THE FUND AND TO MAKE
                         SHAREHOLDER INQUIRIES, YOU MAY WRITE TO ALPS MUTUAL
                        FUNDS SERVICES AT 370 17TH STREET, SUITE 3100, DENVER,
                             COLORADO 80202 OR CALL ALPS AT 1-___________.
                     -----------------------------------------------------------

                                  Investment Company Act File No. 811-8194

                    MAGNET DOW JONES TOTAL MARKET GROWTH FUND

                                 ADVISER SHARES

                                   Prospectus

                              Dated _________, 2000

THIS PROSPECTUS OFFERS EXCLUSIVELY ADVISER SHARES OF THE MAGNET DOW JONES TOTAL MARKET GROWTH FUND. INVESTOR SHARES ARE OFFERED BY A SEPARATE PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                  Page
                                                                                                  ----
Investment Objective, Principal Strategies and Risks................................................3

Performance.........................................................................................4

Fees and Expenses of the Fund.......................................................................4

Investment Adviser..................................................................................5

How Do I Invest in the Fund?........................................................................6

Distribution Plan..................................................................................11

Financial Highlights...............................................................................12

Appendix...........................................................................................13


No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS

INVESTMENT OBJECTIVE -- The Magnet Dow Jones Total Market Growth Fund (the "Fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES -- The Fund is diversified and will invest at least 75% of its total assets in companies selected from the Dow Jones U.S. Total Market Index ("DJTMI-US"). The DJTMI-US is discussed in more detail in the appendix.

In making its stock selections from the DJTMI-US, Revqual Index-Plus Investors, L.L.C. (the "Adviser") utilizes a proprietary stock selection methodology termed MAGNET(R) which stands for:

         M - Management must be outstanding
             Momentum must be increasing
         A - Accelerating earnings, revenue and margins
         G - Growth rate must exceed current valuation
         N - New management, product, industry, etc.
         E - Emerging industry, technology, etc.
         T - Timing must be technically right

The MAGNET(R) stock selection system utilizes a combination of fundamental and technical stock evaluation and seeks to identify strong value with current momentum. Fundamental analysis involves the various financial, business, management and other attributes of a particular company. Technical analysis is concerned with the relative strength of the company's stock, its support and resistance levels, various moving averages and price action for previous periods. Technical analysis is an inexact science. However, the Adviser feels it is a good tool to assist in finding stocks that may significantly outperform the market.

PRINCIPAL INVESTMENT RISKS -- The principal risks of investing in this Fund are:

         o STOCK MARKET RISK - The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, if the Adviser's assessment of a company's potential is not correct, the securities in the Fund may decrease in value.

         o INVESTMENT STYLE RISK - Market performance tends to fluctuate, and during various periods, certain investment strategies may fall out of favor. If the market is not favoring the Fund's style of investing, the Fund may lose money.

Additionally, the value of the Fund's shares, like stock prices generally, will fluctuate within a wide range, so an investor in the Fund could lose money over short or even long periods.

The Statement of Additional Information ("SAI") contains more specific information about the risks associated with investing in the Fund.

PERFORMANCE

There is no performance information for the Fund because it has not completed a full calendar year of operations.

FEES AND EXPENSES OF THE FUND

The information in this section describes the fees and expenses that you may pay if you buy and hold Adviser Shares of the Fund. The Fund's fees and expenses are based upon estimates of the operating expenses for the Fund's initial year of operation.

     SHAREHOLDER FEES
     (fees paid directly from your investment)

     Maximum Sales Load                                         None
     Maximum Deferred Sales Charge                              None
     Redemption Fee                                             None
     Exchange Fee                                               None

     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund Assets)

     Management Fees (1)                                          %
     Distribution (12b-1) Fees                                  1.00%
     Other Expenses (1)                                           %
     --------------------------------------------------------------
     Total Annual Fund Operating Expenses                         %
     Fee Waiver and/or Expense Reimbursement (1)                  %
     --------------------------------------------------------------
     Net Annual Fund Operating Expenses (1)                       %
     --------------------------------------------------------------

(1) The Fund's Adviser has contractually agreed to waive a portion of the investment advisory fees and/or to reimburse other expenses for the Fund so that Net Annual Fund Operating Expenses for Adviser Shares will be no more than ____% for the fiscal year ended _________.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Adviser Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year and that the Fund's operating expenses will remain the same. However, after one year the example does not take into consideration the Adviser's agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MAGNET DOW JONES TOTAL
MARKET GROWTH FUND                           ONE YEAR                          THREE YEARS
-------------------------------------------------------------------------------------------------------
Adviser Shares

INVESTMENT ADVISER

Revqual Index-Plus Investors, L.L.C. ("Adviser") acts as the investment adviser to the Fund and will be paid an advisory fee at an annual rate of ____% of the average daily net assets of the Fund. The Adviser's address is ___________________. The Adviser manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. The Adviser is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.

JORDAN KIMMEL, age 41, is a principal of the Adviser and is responsible for the portfolio management of the Partnership. He has developed the MAGNET(R) stock selection strategy, which is the subject of a book, which includes an introduction by John Downes, co-author of "Beating the Dow."

Prior to launching the Partnership and from 1994, Mr. Kimmel was a First Vice President at Dean Witter. Earlier in his career he was an account executive at Paine Webber and A.G. Edwards. A graduate of the State University of New York at Stony Brook, Mr. Kimmel holds a B.A. in Economics and a M.S. in Urban Policy Sciences. He is also a graduate of the Bronx High School of Science.

Mr. Kimmel holds the position of Market Strategist for and is a registered representative of First Montauk Securities Corp., a national brokerage firm headquartered in Red Bank, NJ, with more than 400 independent brokers.

T. OWEN CARROLL, PH.D., age 51, is a principal of the Adviser and is a Professor of Finance in the W. Averell Harriman School of Management at the State University of New York at Stony Brook. He received a B.S. in Engineering Physics from the University of California at Berkeley and a Ph.D. in Applied Physics and Electrical Engineering from Cornell University. He was given the Distinguished Teaching Award in the College of Engineering at Stony Brook, the Chancellor's Award for Excellence in Teaching from the State University of New York, and was one of the founding professors of the W. Averell Harriman School of Management. He has served as a consultant to the governments of Canada and Thailand, as well as to several corporations, including CITIBANK, Nabisco and PPG.

Dr. Carroll is currently engaged in research and teaching in Computational Finance, the applications of dynamic systems techniques to financial time series, and related areas of financial research. He has also been a Director of Research and consultant to money management firms engaged in aggressive, high turnover portfolio management and computerized trade implementation.

HOW DO I INVEST IN THE FUND?

HOW ARE INVESTMENTS MADE?

                              MINIMUM INITIAL INVESTMENT
     ------------------------------------------------------------------------
     New Account                                                      $1,000
     IRA Account                                                      $1,000
     Systematic Investment Program                                      $250
     Systematic Withdrawal Program                                   $10,000


As described below, you may purchase shares of the Fund directly from the Fund, or through an authorized broker or investment adviser. Your orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. Your payment will be invested in full and fractional shares of the Fund. Orders transmitted to the Fund in proper form prior to the close of business (normally 4:00 p.m. Eastern
Time) will be executed that day. You will not receive certificates for shares that you purchase. ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Fund's Transfer Agent and maintains records of each shareholder's holdings of fund shares. Your initial investment in the Fund must be preceded or accompanied by a completed, signed application. The Fund reserves the right to reject any purchase.

INVESTING DIRECTLY WITH THE FUND

You can invest in the Fund directly by using any of the methods described below:

BY MAIL. Make your check payable to the MAGNET DOW JONES TOTAL MARKET GROWTH FUND and mail it, along with the Account Application (if your purchase is an initial investment). Third party and foreign checks will not be accepted. For existing accounts please include the Fund name and your account number on all checks. The check should be mailed to:

         Magnet Dow Jones Total Market Growth Fund
         PMB __________
         303 16th Street, Suite #016
         Denver, CO  80202-5657

BY WIRE. You may purchase shares by wire transfer from your bank account to your Magnet Dow Jones Total Market Growth Fund account. There is a $1,000 minimum for purchases by wire. To place a purchase by wire, please call 1-__________to speak with a representative. To initiate your wire transaction, contact your depository institution and instruct them to wire Federal Funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) to:

         State Street Bank & Trust Co.
         ABA #011000028

         Magnet Dow Jones Total Market Growth Fund
         Credit DDA#____________
         (Account Registration)
         (Account Number)

The Fund may at its discretion discontinue, suspend or change the practice of accepting orders by any of the methods described above. The Fund reserves the right to suspend the sale of shares, or to reject any purchase order, including orders in connection with exchanges, for any reason.

INVESTING THROUGH YOUR BROKER OR INVESTMENT ADVISER

To purchase shares through authorized brokers and investment advisers, simply complete an Account Application and contact your broker or investment adviser with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered.

Your orders received by the Fund prior to the close of business (normally 4:00 p.m. Eastern Time) will be executed that day. Brokers who receive your orders are obligated to transmit them promptly. You will receive written confirmation of your order within a few days of receipt of instructions from your broker.

HOW DO I REDEEM FUND SHARES?

Shareholders may redeem their shares, in whole or in part, on each day the Fund is valued (see the section entitled "HOW ARE FUND SHARES VALUED?" later in this Prospectus). Shares will be redeemed at the net asset value next determined after a redemption request has been received by the Fund.

A redemption is a tax reportable transaction and any gain or loss is a taxable event. See the section entitled "WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?" later in this Prospectus for more information.

Whether the shares to be redeemed have been purchased by check or by ACH, the payment of redemption proceeds may be delayed until the purchase has cleared. Shareholders may avoid this delay by investing through wire transfers of Federal Funds. Prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

Once the shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Fund may, however, take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings, or if an emergency condition, as determined by the SEC, merits such action, the Fund may suspend redemptions or postpone payment dates beyond the normal seven day redemption period.

To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Fund has no present intention to do so, the Fund reserves the right to refuse or to limit the frequency of any telephone, wire or bank transfer redemptions. It may be difficult to make contact by telephone during periods of severe market or economic change. Shareholders should consider redeeming by mail during such times.

The Fund may modify or terminate certain redemption services and provisions at any time. If the Fund terminates any particular service, it will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

You can redeem your shares using any of the methods described below:

REDEEMING YOUR SHARES DIRECTLY FROM THE FUND

BY MAIL. You may redeem your shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include:

         o the Fund name and account registration from which you are redeeming shares;
         o    your account number;
         o    the amount to be redeemed; and
         o an authorized signature along with a signature guarantee (if required).

A signature guarantee is designed to protect you, the Fund, and its agents from fraud. Your written request requires a signature guarantee if the check is being mailed to an address that has been changed within the last 30 days, if the check is not being mailed to the address on your account, or if the check is not being made out to the account owner. The following institutions should be able to provide you with a signature guarantee: banks, broker-dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A SIGNATURE GUARANTEE MAY NOT BE PROVIDED BY A NOTARY PUBLIC.

BY TELEPHONE. If you have established the telephone redemption privilege on your Account Application, you may redeem your shares by calling the Fund at 1-___________. You should be prepared to give the telephone representative the following information:

         o your account number, social security number and account registration;
         o    the Fund name from which you are redeeming shares; and
         o    the amount to be redeemed.

The telephone conversation may be recorded to protect you and the Fund. The Fund employs reasonable procedures to confirm that instructions communicated to its representatives by telephone are genuine. If the Fund fails to employ such reasonable procedures, it may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. However, if the Fund acts on instructions it reasonably believes to be genuine, you will bear the loss.

You cannot redeem shares held in IRAs via the telephone.

REDEEMING YOUR SHARES USING AN AUTHORIZED BROKER OR INVESTMENT ADVISER

You may redeem your shares by contacting your authorized broker or investment adviser and instructing them to redeem your shares. They will then contact ALPS and place a redemption order on your behalf.

METHODS OF REDEMPTION PAYMENTS

BY CHECK. Unless otherwise instructed, a check will be issued to the address of record on your account. For your protection, telephone redemptions by check will be suspended for a period of 30 days following an address change given over the telephone.

BY WIRE. You may instruct the Fund to send your redemption proceeds via Federal wire ($1,000 minimum per transaction) to your personal bank.

Wire redemptions can be made only if the privilege has been established on your Account Application and you have attached a copy of a voided check. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent. Your bank may charge you a fee for receiving a wire payment on your behalf.

LARGE REDEMPTIONS

It is important that you call the Fund before you redeem a large dollar amount. The Fund must consider the interests of all fund shareholders and so reserves the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operations or performance. All redemptions of shares of the Fund will be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, you will always be given at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

WHAT ADDITIONAL SERVICES ARE OFFERED BY THE FUND?

AUTOMATIC INVESTMENT PROGRAM. The Automatic Investment Program offers a simple way to establish and maintain a consistent investment program. You may arrange automatic transfers (minimum $50 per transaction) from your bank account to your Fund account on a periodic basis by simply completing the Automatic Investment Program section of your Account Application. When you participate in this program, the minimum initial investment in the Fund is $250. You may change the amount of your automatic investment, skip an investment, or stop the Automatic Investment Program by calling the Fund at 1-____________ at least three business days prior to your next scheduled investment date.

SYSTEMATIC WITHDRAWAL PLAN. If your Fund account balance is $10,000 or more, you may elect to have periodic redemptions made from your account on a monthly, quarterly, semi-annual or annual basis by completing the Systematic Withdrawal Plan section of the Account Application. The minimum periodic withdrawal is $100 and the transaction normally will be executed on the fifth or twentieth day of the selected month(s). You may request that these payments be sent to a predesignated bank account or other designated party. Depending on the size of the payment requested and fluctuation in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust your account. If a shareholder participates in the Systematic Withdrawal Plan, all dividends are automatically reinvested unless the shareholder directs otherwise.

INDIVIDUAL RETIREMENT ACCOUNTS. The Fund may be used as a funding medium for traditional and Roth IRAs. In addition, a traditional or Roth IRA may be established through a custodial account with the Fund. Completion of a special application is required in order to create such an account, and the minimum initial investment requirement must be met for the Class in which you are investing. Contributions to IRAs are subject to the limits and conditions established by the Internal Revenue Service. For more information, call the Fund at 1-____________ or your tax adviser.

Additional account level fees are imposed for IRA accounts.

WHAT STATEMENTS AND REPORTS DO I RECEIVE FROM THE FUND?

You will receive a quarterly statement and a confirmation after every transaction that affects your share balance or account registration. A statement with tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial statements. Please write to the Fund at PMB___, 303 16th Street, Suite 016, Denver, Colorado 80202-5657 or call the Fund at 1-____________ to request additional copies of these reports.

HOW ARE FUND SHARES VALUED?

The price at which you buy or sell fund shares is the share price or net asset value (NAV). The NAV for each Class of shares in the Fund is determined by adding the value of each Class' proportional share of the Fund's investments, cash and other assets, deducting each Class' proportional share of liabilities, and then dividing that value by the total number of the shares outstanding in that class. Each Class' NAV is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) each day that the Exchange is open.

When the Fund calculates the NAV for the fund shares, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees of the Fund.

For more information please refer to the SAI.

WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?

The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Fund are declared and paid quarterly.

FEDERAL TAXES. Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to shareholders at the applicable capital gains rate, regardless of how long they have owned their fund shares. Distributions from other sources generally are taxed as ordinary income. A portion of the Fund's dividends may qualify for the dividends-received deduction for corporations. Distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder an IRS Form 1099-DIV by January 31.

"BUYING A DIVIDEND." When shares are purchased just before a distribution ("buying a dividend"), the share price will reflect the amount of the upcoming distribution. Consequently, a portion of the share price will be received back as a taxable distribution.

OTHER TAX INFORMATION. The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences generally affecting the Fund and its shareholders. In addition to Federal tax, distributions may be subject to state or local taxes. Shareholders should consult their tax advisers for details and up-to-date information on the tax laws in your state to determine whether the Fund is suitable given your particular tax situation.

When you sign your Account Application, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you do not comply with IRS regulations, the IRS can require the Fund to withhold 31% of taxable distributions from your account.

DISTRIBUTION PLAN

The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Adviser Shares of the Fund (the "Distribution Plan"). The Distribution Plan permits the use of portfolio assets to compensate ALPS for its services and costs in distributing Adviser Shares and servicing shareholder accounts.

Under the Distribution Plan, ALPS receives an amount up to 1.00% of the average net assets of the Fund that are attributable to Adviser Shares. All or a portion of the fees paid to ALPS under the Distribution Plan may, in turn, be paid to certain broker-dealers, investment advisers, and other third parties as compensation for selling Adviser Shares and for providing ongoing sales support services.

Because the fees paid under the Distribution Plan are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

FINANCIAL HIGHLIGHTS

There are no Financial Highlights for the Fund because it has not completed a fiscal year of operations.

                                    APPENDIX

                        DOW JONES U.S. TOTAL MARKET INDEX

The Dow Jones U.S. Total Market Index is designed to provide 95% representation of the U.S. stock market by employing the following methodology:

A. UNIVERSE CREATION

         1.   Aggregated are all stocks from the local stock exchange(s).

         2.   The following are eliminated:

              a.   Foreign issues, including ADRs and GDRs.
              b. Non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liability companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and "pink sheet" stocks.
              c. Companies with 75% or more ownership by another single entity.
              d. Stocks with more than 10 non-trading days during the last quarter.
              e.   Stocks with less than six month's trading history.

B. UNIVERSE SEPARATION

         1. The 3-month average market capitalization is calculated for each company in the Universe.

         2. The Universe is sorted by 3-month average market capitalization in descending order.

         3. The cumulative percentage of market value coverage is calculated for each added component using a top-down approach.

         4. The Universe is divided into three sub-universes for sub-index construction as follows:

              Large-Cap Universe:   The top 70% of the Universe market value
              Mid-Cap Universe:     The next 20% of the Universe market value
              Small-Cap Universe:   The remaining 10% of the Universe market
                                    value

C. INDEX CONSTRUCTION

         1.   Large-Cap Sub-Index
              100% of the Large-Cap Universe is included in the index.

         2.   Mid-Cap Sub-Index
              100% of the Mid-Cap Universe is included in the index.

         3.   Small-Cap Sub-Index

              a. Stocks ranked within the top 25% of the Small-Cap Universe's aggregated market value are automatically included in the index.
              b. The remaining companies in the Small-Cap Universe are added based upon an equally weighted combination of 3-month average market value and R-score (3-month average daily dollar volume/3-month market value) until 50% of each industry group is covered. Stocks falling in the bottom 10% of the Small-Cap Universe are ineligible for selection.

D. PERIODIC REVIEW

         The index is reviewed on a quarterly basis.

                      ADDITIONAL INFORMATION ABOUT THE FUND

If you would like more information about the Fund, the following additional information is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains additional information about all aspects of the Fund. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a copy of the SAI, write or call the Fund at the address or phone number listed below.

Information about the Fund (including the SAI) also may be reviewed and copied, upon payment of a duplicating fee, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Fund. For more information about the operation of the Public Reference Room, please call the SEC at 1-202-942-8090.

ADMINISTRATOR & DISTRIBUTOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, CO 80202


                     -----------------------------------------------------------
                         TO OBTAIN THE SAI FOR THE FUND FEE OF CHARGE, OR TO OBTAIN OTHER INFORMATION ABOUT THE FUND AND TO MAKE
                         SHAREHOLDER INQUIRIES, YOU MAY WRITE TO ALPS MUTUAL
                        FUNDS SERVICES AT 370 17TH STREET, SUITE 3100, DENVER,
                             COLORADO 80202 OR CALL ALPS AT 1-___________.
                     -----------------------------------------------------------

                                  Investment Company Act File No. 811-8194

                    MAGNET DOW JONES TOTAL MARKET GROWTH FUND

                                 ADVISER SHARES
                                 INVESTOR SHARES

                           370 17th Street, Suite 3100
                             Denver, Colorado 80202

                                  _______, 2000

General & Account Information:  ___________________

                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for shares of the Magnet Dow Jones Total Market Growth Fund (the "Fund") dated ________, 2000 (the "prospectus"). This SAI contains additional and more detailed information than that set forth in the prospectus and should be read in conjunction with the prospectus. The prospectus may be obtained without charge by writing or calling the Fund at the address and information number printed above.

                                TABLE OF CONTENTS

                                                                                                                      PAGE
                                                                                                                      ----
INVESTMENT POLICIES AND RISKS............................................................................................1
     Common Stocks.......................................................................................................1
     Lending of Portfolio Securities.....................................................................................2
     Borrowings and Leverage.............................................................................................2
     Hedging and other Investment Techniques.............................................................................3
     Short Sales.........................................................................................................8
     Securities of Other Investment Companies............................................................................9

INVESTMENT RESTRICTIONS.................................................................................................10

MANAGEMENT..............................................................................................................12
     Trustees and Officers..............................................................................................12
     Investment Adviser.................................................................................................15
     Code of Ethics.....................................................................................................15
     Distribution of Fund Shares........................................................................................16
     Administrator, Transfer Agent, Bookkeeping and Pricing Agent.......................................................16
     Fees and Expenses..................................................................................................16

DETERMINATION OF NET ASSET VALUE........................................................................................17

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................................................................18

PORTFOLIO TRANSACTIONS..................................................................................................19

TAXATION................................................................................................................20

OTHER INFORMATION.......................................................................................................21
     Description of the Trust...........................................................................................21
     Voting Rights......................................................................................................22
     Custodian..........................................................................................................22
     Performance Information............................................................................................23
     Independent Accountants............................................................................................23
     Registration Statement.............................................................................................24

                          INVESTMENT POLICIES AND RISKS

The Fund is diversified and will invest at least 75% of its total assets in companies selected from the Dow Jones U.S. Total Market Index ("DJTMI-US"). The DJTMI-US is discussed in more detail in the appendix of the Prospectus.

In making its stock selections from the DJTMI-US, Revqual Index-Plus Investors, L.L.C. (the "Adviser") utilizes a proprietary stock selection methodology termed MAGNET(R) which stands for:

         M - Management must be outstanding
             Momentum must be increasing
         A - Accelerating earnings, revenue and margins
         G - Growth rate must exceed current valuation
         N - New Management, product, industry, etc.
         E - Emerging industry, technology, etc.
         T - Timing must be technically right

The MAGNET(R) stock selection system utilizes a combination of fundamental and technical stock evaluation and seeks to identify strong value with current momentum. Fundamental analysis involves the various financial, business, management and other attributes of a particular company. Technical analysis is concerned with the relative strength of the company's stock, its support and resistance levels, various moving averages and price action for previous periods. Technical analysis is an inexact science. However, the Adviser feels it is a good tool to assist in finding stocks that may significantly outperform the market.

         The Fund is a diversified Fund as defined in the Investment Act of 1940, as amended, ("the Act"). A diversified portfolio may not, with respect to 75% of its total assets, invest more than 5% of its assets in the securities of one issuer. The Fund also intends to satisfy the diversification requirements of the Internal Revenue Code in order to qualify as a regulated investment company.

         The prospectus discusses the investment objective of the Fund and the policies to be employed to achieve that objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies.

COMMON STOCKS

         The Fund will invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

LENDING OF PORTFOLIO SECURITIES

          The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to at least 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed 33 1/3% of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which its Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

          The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

BORROWINGS AND LEVERAGE

         The Fund may borrow money from banks (including the Fund's custodian bank), subject to the limitations under the 1940 Act. The Fund will limit borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction.

         The Fund may employ "leverage" by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest on borrowings), or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. The Fund will maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Fund will be required to reduce its borrowing within three days to the extent necessary to satisfy this requirement. To reduce its borrowing, the Fund might be required to sell securities at a disadvantageous time. Interest on money borrowed is an expense the Fund would not otherwise incur, and the Fund may therefore have little or no investment income during periods of substantial borrowings.

HEDGING AND OTHER INVESTMENT TECHNIQUES

         The Fund may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired as well as to increase the Fund's return.

         Options. The Fund may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A written call option is covered if, for example, the Fund owns the underlying security covered by the call or, in the case of a call option on an index, holds securities the price changes of which are expected to substantially correlate with the movement of the index. A written put option is covered if, for example, the Fund's segregate cash or liquid securities with a value equal to the exercise price of the put option.

         Options purchased or written by the Fund may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

         In some instances in which the Fund has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by them, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the price of the option exceeds the exercise price.

         Options are subject to certain risks, including the risk of imperfect correlation between the option and the Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchased options or reduce their ability to effect closing transactions at favorable prices.

         The Fund will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 50% of the Fund's total assets. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets.

         The Fund may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund loses any opportunity to profit from an increase in the market price of the underlying securities, above the exercise price, while the contract is outstanding, except to the extent the premium represents a profit. The Fund also retains the risk of loss if the price of the security declines, although the premium is intended to offset that loss in whole or in part. As long as its obligations under the option continue, the Fund must assume that the call may be exercised at any time and that the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

         The Fund may enter into a "closing purchase transaction", by purchasing an option identical to the one it has written, and terminate its obligations under the covered call. The Fund will realize a gain (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the premium received upon writing the corresponding call option. Any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund primarily because a price increase of a call option generally reflects an increase in the market price of the securities on which the option is based. In order to sell portfolio securities that cover a call option, the Fund will effect a closing purchase transaction so as to close out any existing covered call option on those securities. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. A liquid secondary market on an exchange may not always exist for any particular option, or at any particular time, and, for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Fund is unable to effect a closing purchase transaction, it will not sell the underlying security until the option expires or until it delivers the underlying security upon exercise.

         The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The Fund may also write put options if it expects a decline in the price of the underlying securities and intends to exercise the option at a price which, offset by the option premium, is less than the current price. The risk of either strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

         The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If the Fund is able to enter into a closing purchase transaction, it will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying securities plus the premiums received from the sale of the option.

         The purchase of put options on securities enables the Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund may continue to receive interest or dividend income on the security.

         The Fund may write call options on securities or securities indexes for the purpose of providing a partial hedge against a decline in the value of its portfolio securities. The Fund may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, delivery of an amount of cash, which loss may only be partially offset by the amount of premium received.

         The Fund may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Fund wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance or decline. In the event that the expected changes in interest rates or stock prices occur, the Fund may be able to offset the resulting adverse effect on the Fund by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Fund.

         An option on a securities index, unlike a stock option (which gives the holder the right to purchase or sell a specified stock at a specified price) gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange. Options on indexes of debt securities and other types of securities indexes are not currently available. If such options are introduced and traded on exchanges in the future, the Fund may use them.

         The value of securities index options in any investment strategy depends upon the extent to which price movements in the portion of the underlying securities correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

         The Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of a Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Futures Contracts and Forwards. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of an index future) for a set price in the future. When the contract is entered into, a good faith deposit, known as initial margin, is made with the broker. Subsequent daily payments, known as variation margin, are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are authorized by boards of trade designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Certain results may be accomplished more quickly, and with lower transaction costs, in the futures market (because of its greater liquidity) than in the cash market.

         The Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. Positions taken in the futures markets are typically liquidated through offsetting transactions, which may result in a gain or a loss, before delivery or cash settlement is required. However, the Fund may close out a position by making or taking delivery of the underlying securities wherever it appears economically advantageous to do so.

         Purchases of options on futures contracts may present less risk than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there may not always be a liquid market, and it may not be possible to close a futures position at that time; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin. Whenever futures positions are used to hedge portfolio securities, however, any increase in the price of the underlying securities held by the Fund may partially or completely offset losses on the futures contracts.

         If a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of engaging in these transactions is to limit the effects of adverse market movements, the attendant expense may cause the Fund's returns to be less than if the transactions had not occurred. Their overall effectiveness, therefore, depends on the Adviser's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of engaging in these transactions.

         The Fund has the ability to short futures.

         The Fund may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. The Fund may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in stock prices. Although the Fund is authorized to invest in futures contracts and related options with respect to non-U.S. instruments, they will limit such investments to those which have been approved by the CFTC for investment by U.S. investors. The Fund may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 25% of the Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on the Fund's investment in options on futures contracts are set forth above under "Options."

         Bona fide Hedging. The Fund will only enter into options and futures transactions for bona fide hedging purposes. The CFTC has defined bona fide hedging in its Rule 1.3(z), which provides that the transaction must be "economically appropriate to the reduction of risks in the conduct and management of a commercial enterprise." Common uses of financial futures and related options by the Funds that would satisfy the Rule include the following:

         (1) to hedge various pertinent securities market risks (e.g. interest rate movements, and broad based or specific equity or fixed-income market movements);

         (2) to establish a position as a temporary substitute for purchasing or selling particular securities;

         (3) to maintain liquidity while simulating full investment in the securities markets.

SHORT SALES

         The Fund intends from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short.

         To secure their obligation to deliver to such broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Furthermore, until the Fund replaces the borrowed security, they must maintain daily the segregated assets at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

         The Fund is said to have a short position in the securities sold until they deliver to the broker-dealer the securities sold, at which time the Fund receive the proceeds of the sale. The Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

         The amount of the Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated assets) will not exceed 25%. These deposits do not have the effect of limiting the amount of money that the Fund may lose on a short sale, as the Fund's possible losses may exceed the total amount of deposits.

         The Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the Fund purchases a security to replace the borrowed security. On the other hand, the Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, potential loss is limited to $10; however, if the Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

         The Fund may also make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of further consideration. Such short sales will also be subject to the limitations on short sale transactions referred to above. Short sales "against the box" result in a "constructive sale" and require the Fund to recognize any taxable gain unless an exception to the constructive sale rule applies.

         In addition to enabling the Fund to hedge against market risk, short sales may afford the Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open. The Fund believes that many broker-dealers will be willing to enter into such arrangements, but there is no assurance that the Fund will be able to enter into such arrangements to the desired degree.

SECURITIES OF OTHER INVESTMENT COMPANIES

         Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Fund will not invest in closed-end funds. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

         The Fund may invest in securities issued by other investment companies as described in the Prospectus. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:

              (a) Borrow money except (i) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (ii) the fund may obtain such short-purchases and sales of fund securities, (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

              (b) the Fund may not issue senior securities, except as may be permitted by the 1940 Act Laws, Interpretations and Exemptions.

              (c) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

              (d) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

              (e) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

              (f) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions such as futures, contracts and options thereon or investing in securities that are secured by physical commodities.

              (g) the Fund may not make any loan including, but not limited to, personal loans or loans to persons who control or are under the common control of the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

              (h) the Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board of Trustees of the Trust has adopted internal guidelines for the Fund relating to certain of these restrictions which the adviser must follow in managing the Fund. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees, but do not require a shareholder vote.

         1. In complying with the borrowing restriction set forth in (a), the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies.

         2. In complying with the concentration restriction set forth in (d) above, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         3. In complying with the lending restrictions set forth in (g) above, the Fund may lend up to 33 1/3% of its total assets.

         4. Notwithstanding the restriction set forth in (h) above, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

         The Fund is a separate series under Financial Investors Trust (the "Trust"). The Trust's Board of Trustees oversees the overall management of the Fund and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202. Trustees deemed to be "interested persons" of the Trust for purposes of the Investment Company Act of 1940, as amended, are indicated by an asterisk. All of the Trustees, with the exception of Mr. Lee and Mr. Maddaloni, were elected at a special meeting of shareholders held March 21, 1997.

NAME                                POSITION(S) HELD WITH        PRINCIPAL OCCUPATION DURING THE
                                    THE TRUST                    PAST 5 YEARS**
----------------------------------- ---------------------------- --------------------------------------------------------------
W. Robert Alexander (72)*           Trustee, Chairman and        Mr. Alexander, a member of the Board of Trustees since
                                    President                    December 1993, is the Chief Executive Officer of ALPS Mutual
                                                                 Funds Services, Inc. which provides administration and
                                                                 distribution services for proprietary mutual fund
                                                                 complexes.  Prior to co-founding ALPS, Mr. Alexander was
                                                                 Vice Chairman of First Interstate Bank of Denver,
                                                                 responsible for Trust, Private Banking, Retail Banking, Cash
                                                                 Management Services and Marketing.  Mr. Alexander is
                                                                 currently a member of the Board of Trustees of the Colorado
                                                                 Trust, Colorado's largest foundation as well as a Trustee of the Hunter and Hughes Trusts.  Because of his affiliation
                                                                 with ALPS, Mr. Alexander is considered an "interested"
                                                                 Trustee of Financial Investors Trust.

Mary K. Anstine (58)                Trustee                      President/Chief Executive Officer, HealthONE Alliance,
                                                                 Denver, CO; Former Executive Vice President, First
                                                                 Interstate Bank of Denver.  Ms. Anstine is currently a
                                                                 Director of the Trust of Colorado, Trustee of the Denver
                                                                 Area Council of the Boy Scouts of America, a Director of the
                                                                 Junior Achievement Board and the Colorado Uplift Board, and
                                                                 a member of the Advisory Boards for the Girl Scouts Mile Hi
                                                                 Council and the Hospice of Metro Denver.  Formerly, Ms.
                                                                 Anstine served as a Director of ALPS from October 1995 to
                                                                 December 1996; Director of HealthONE; a member of the
                                                                 American Bankers Association Trust Executive Committee; and
                                                                 Director of the Center for Dispute Resolution.

NAME                                POSITION(S) HELD WITH        PRINCIPAL OCCUPATION DURING THE
                                    THE TRUST                    PAST 5 YEARS**
----------------------------------- ---------------------------- --------------------------------------------------------------
Edwin B. Crowder (68)               Trustee                      Mr. Crowder currently operates a marketing concern with
                                                                 operations in the U. S. and Latin America.  He has
                                                                 previously engaged in  business pursuits in the restaurant, oil and gas drilling, and real estate development
                                                                 industries.  Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Martin J. Maddaloni (60)            Trustee                      Mr. Maddaloni is General President of the United Association
                                                                 of Journeymen and Apprentices of the Plumbing and Pipe
                                                                 Fitting Industry of the United States and Canada (United
                                                                 Association).  Mr. Maddaloni is also Chairman of the United
                                                                 Association's National Pension Fund, Treasurer for the
                                                                 National Coordinating Committee for Multiemployer Plans
                                                                 Board of Directors, and he serves as a Member on the Labor
                                                                 Advisory Board for the American Income Life Insurance
                                                                 Company (AIL), and a Director of Union Labor Life Insurance
                                                                 Company (ULLICO).  He has served the United Association in various positions including International Vice President
                                                                 (District 2), Special Representative, and International
                                                                 Representative.  He is deeply involved in charity work for the Special Olympics, Diabetes/Dad's Day, and the Miami
                                                                 Project to Cure Paralysis.

John R. Moran, Jr. (69)             Trustee                      Mr. Moran is President of The Colorado Trust, a private
                                                                 foundation trust serving the health and hospital community in the State of Colorado.  An attorney, Mr. Moran was
                                                                 formerly a partner with the firm of Kutak, Rock & Campbell in Denver, Colorado and a member of the Colorado House of
                                                                 Representatives .  He is also a member of the Conference of
                                                                 Southwest Foundations, a member of the Treasurer's Office
                                                                 Investment Advisory Committee for the University of
                                                                 Colorado; a Trustee of the Robert J. Kutak Foundation;
                                                                 Director of the Colorado Wildlife Heritage Foundation; and a
                                                                 member of the Alumni Council of the University of Denver
                                                                 College of Law.

NAME                                POSITION(S) HELD WITH        PRINCIPAL OCCUPATION DURING THE
                                    THE TRUST                    PAST 5 YEARS**
----------------------------------- ---------------------------- --------------------------------------------------------------
Robert E. Lee (64)                  Trustee                      Mr. Lee has been a Director of Storage Technology
                                                                 Corporation since 1989 and of Equitable of Iowa since 1981.
                                                                 Mr. Lee was the Executive Director of The Denver Foundation
                                                                 from 1989 to 1996, and is currently the Executive Director of Emeritus.  Mr. Lee is also a Director of Meredith Capital
                                                                 Corporation and Source Capital Corporation.

H. David Lansdowne (52)             Vice President               President and CEO of Tempest, Isenhart, Chafee, Lansdowne
                                                                 and Associates, Inc. since January, 1988.  Mr. Lansdowne
                                                                 joined Tempest, Isenhart as Director of Research in 1983.

Robert Alder (57)                   Vice President               Executive Vice President of Tempest, Isenhart, Chafee,
                                                                 Lansdowne and Associates, Inc. since January, 1993.

Russell C. Burk (41)                Secretary                    Mr. Burk has been General Counsel of ALPS Mutual Funds
                                                                 Services, Inc., the Administrator and Distributor, since
                                                                 February 1999.  Prior to joining ALPS, Mr. Burk served as
                                                                 Securities Counsel for Security Life of Denver, A subsidiary of ING Group.  Prior to joining Security Life, Mr. Burk
                                                                 served as General Counsel for RAF Financial Corporation,
                                                                 member NASD.

Jeremy May (30)                     Treasurer                    Mr. May has been a Director of Mutual Fund Operations at
                                                                 ALPS Mutual Funds Services, Inc. since October 1997.  Prior to joining ALPS, Mr. May was an auditor with Deloitte &
                                                                 Touche LLP in their Denver office.

**Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

         The non-interested Trustees of the Trust receive from the Trust an annual fee in the amount of $4,000 and $500 for attending each Board or committee meeting. The Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Mr. Alexander and Mr. Maddaloni are interested Trustees and receive no compensation from the Trust.

         For the Trust's fiscal year ended April 30, 1999, the Trustees were compensated as follows :

                                                     PENSION OR                                AGGREGATE
                                                     RETIREMENT             ESTIMATED          COMPENSATION
                              AGGREGATE              BENEFITS               ANNUAL             FROM THE TRUST
                              COMPENSATION           ACCRUED AS             BENEFITS           AND FUND
                              FROM THE               PART OF FUND           UPON               COMPLEX PAID
                              TRUST                  EXPENSES               RETIREMENT         TO TRUSTEES
                              ---------------------- ---------------------- ------------------ -----------------------
Mary K. Anstine, Trustee      $6,500(1)              $0                     $0                 $6,500

Edwin B. Crowder, Trustee     $6,500(1)              $0                     $0                 $6,500

Robert E. Lee, Trustee        $3,000(1)              $0                     $0                 $3,000

John R. Moran, Jr., Trustee   $6,500(1)              $0                     $0                 $6,500

(1) Member of the Audit Committee.

                               INVESTMENT ADVISER

         Revqual Index-Plus Investors, LLC ("Revqual") serves as investment Adviser to the Fund under an Advisory Agreement dated _____, 2000. The Advisory Agreement was approved by the Fund's sole shareholder prior to the commencement of the Fund's operations. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect with respect to the Fund until _______, 2001 and from year to year thereafter, subject to annual approval by the Fund's Board of Trustees, or by a vote of the majority of the outstanding shares of the Fund and a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Fund or the Adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

                                 CODE OF ETHICS

         The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics (the "Code") that has been adopted by the Fund's Board of Trustees. Access Persons are required to follow the guidelines established by the Code in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's Adviser, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the Code, must adopt and enforce its own Code of Ethics appropriate to its operations. The Board of Trustees is required to review and approve the Code of Ethics for the Trust, Adviser and Distributor. The Adviser is also required to report to the Fund's Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Code of Ethics, including any violations thereof which may potentially affect the Fund.

                           DISTRIBUTION OF FUND SHARES

         Shares of the Fund are offered on a continuous basis through ALPS Mutual Funds Services, Inc. ("ALPS"), 370 17th Street, Suite 3100, Denver, CO 80202, as Sponsor and Distributor of the Fund. ALPS also serves as administrator and distributor of other mutual funds. As distributor, ALPS acts as the Fund's agent to underwrite, sell and distribute shares in a continuous offering. ALPS is compensated for its expenses from the Fund.

          ADMINISTRATOR, TRANSFER AGENT, BOOKKEEPING AND PRICING AGENT

         Pursuant to an Administration Contract, ALPS acts as Administrator for the Fund. ALPS provides management and administrative services necessary for the operation of the Fund, including, among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's adviser, custodian, independent accountants, legal counsel and others. In addition, ALPS furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers, employees and Trustees affiliated with ALPS.

         The Administration Agreement for the Fund was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the contracts or interested persons of such parties, at its meeting held on March 13, 2000. At any time, the Administration Agreement is terminable with respect to the Fund without penalty by vote of a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Administration Agreement upon not more than 60 days written notice to ALPS or by vote of the holders of a majority of the shares of the Fund, or, upon 60 days notice by ALPS.

         Under separate agreements, ALPS also serves as the transfer and dividend dispersing agent of the Fund and the bookkeeping and pricing agent of the Fund.

                                FEES AND EXPENSES

         As compensation for advisory, services, the Adviser is paid a monthly fee at an annual rate of 1.00% of the average daily net asset value of the Fund. The Trustees of the Trust have adopted a separate Distribution Plan (the "Plans") on behalf of the Adviser Shares and Investor Shares (the "Shares") of the Fund pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plan to allow the Shares to compensate ALPS for incurring distribution expenses. ALPS receives a Distribution and Service fee (12b-1 fee) of up to 1.00% of the average net assets of the Adviser Shares and up to 0.25% of the average net assets of the Investor Shares, although the Trustees may limit such fees from time to time for each class of shares. These fees are in addition to the fees paid to ALPS under the Partnership Agreement. The Trust, or ALPS, on behalf of the Shares, may enter into servicing agreements (Service Agreements) with banks, broker-dealers or other institutions (Agency Institutions).

         Each Share's Plan provides that ALPS may use its fees and other resources to make payments to Agency Institutions for performance of distribution-related services, including those enumerated above. The Service Agreements further provide for compensation to broker-dealers for their efforts to sell shares of the Fund. The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses and reports to recipients other than existing shareholders of the Fund; obtaining such information, analysis and reports with respect to marketing and promotional activities as ALPS may from time to time, deem advisable.

         Each Plan has been approved by the Trustees, including the majority of disinterested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to their approval, and have determined that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                        DETERMINATION OF NET ASSET VALUE

         As indicated under "How are Fund Shares Valued?" in the Prospectus, the Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York Time) each day that the Exchange is open. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Securities listed on an exchange or over-the-counter are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the average of the last bid and asked prices is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of pricing services and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Also, it is possible that events can occur that have a significant impact on the value of foreign securities at times when shareholders are unable to purchase or redeem shares of the Funds.

         Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the prospectus. For further information about this form of payment, please contact ALPS. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the fund and that the fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other matters relating to the securities.

         Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on said exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         The Fund may suspend redemption rights or postpone redemption payments (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act.

         In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder.

         All redemptions of shares of the Fund will be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of its existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, he or she may incur brokerage or other transactional charges.

                             PORTFOLIO TRANSACTIONS

         Pursuant to its Advisory Agreement with the Trust, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

         While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

         Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         The adviser to the Fund has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's banking affiliates. In making recommendations for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the Trust's respective accounts are customers of the respective commercial departments of the Adviser's affiliates.

         Investment decisions for the Fund are made independently from those for the other funds and for other investment companies and accounts advised or managed by the Adviser. Such o ther funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                                    TAXATION

         The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986 (the "Code") and intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income each calendar year to avoid liability for this excise tax.

         If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

         The Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients".

         The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

         In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                                OTHER INFORMATION

                            DESCRIPTION OF THE TRUST

         The Magnet Dow Jones Total Market Growth Fund is a Fund of Financial Investors Trust (the "Trust"), an open-end management investment company organized as a Delaware Business Trust by a Declaration of Trust dated _______ _______, _______. The Trust consists of nine funds including the Magnet Dow Jones Total Market Growth Fund.

         The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest with no par value. The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional funds will not alter the rights of the shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of the Fund, each shareholder is entitled to receive their pro rata share of the net assets of the Fund.

                                  VOTING RIGHTS

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of the Trust's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Shareholders of all of the Funds in the Trust, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a fund-by-fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A fund is not affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the funds voting together in the aggregate without regard to a particular fund.

                                    CUSTODIAN

         [Insert Custodian Information]

                             PERFORMANCE INFORMATION

         The Fund may, from time to time, include its total returns in advertisements or reports to shareholders or prospective investors.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

         P(l+T)(n)=ERV

(where P = a hypothetical initial payment of $1,000, T= the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the DJTMI-US, Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

                             INDEPENDENT ACCOUNTANTS

         Deloitte & Touche LLP serves as the independent accountants for the Fund. Deloitte & Touche provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Deloitte & Touche's address is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.

                             REGISTRATION STATEMENT

         This SAI and the prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

      *       (a)(1)        Trust Instrument.

      *          (2)        Revised Trust Instrument.

      *       (b)(1)        By-Laws of Registrant.

      *          (2)        Revised By-Laws of Registrant.

              (c)           None.

      *       (d)(1)        Investment Advisory Contract between Registrant and GE Investment
                            Management, Incorporated with respect to the U.S. Treasury Money
                            Market Fund.

      *          (2)        Investment Advisory Contract between Registrant and GE Investment
                            Management, Incorporated with respect to the U.S. Government Money
                            Market Fund.

      **         (3)        Investment Advisory Contract between Registrant and Tempest,
                            Isenhart, Chafee, Lansdowne & Associates, Inc. with respect to the
                            Aristata Equity Fund.

      **         (4)        Investment Advisory Contract between Registrant and Tempest,
                            Isenhart, Chafee, Lansdowne & Associates, Inc. with respect to the
                            Aristata Quality Bond Fund.

      **         (5)        Investment Advisory Contract between Registrant and Tempest,
                            Isenhart, Chafee, Lansdowne & Associates, Inc. with respect to the
                            Aristata Colorado Quality Tax-Exempt Fund.

      **         (6)        Investment Advisory Contract between Registrant and GE Investment
                            Management, Incorporated with respect to the Prime Money Market Fund.

      *****      (7)        Investment Advisory Contract between Registrant and National City Investment
                            Management Company.

      ******     (8)         Investment Advisory Contract between Registrant and Interstate
                             Advisors, Inc.

                 (9)         Investment Advisory and Management Agreement between Registrant and
                             Revqual Index-Plus Investors, LLC (to be provided by amendment)

      **      (e)(1)         Distribution Agreement between Registrant and ALPS Mutual Funds
                             Services, Inc.

                 (2)         Amended Distribution Agreement between Registrant and ALPS Mutual
                             Funds Services, Inc. (to be provided by amendment)

      ******     (3)         Amended and restated Administration Agreement between Registrant and
                             ALPS Mutual Funds Services, Inc.

              (f)            None.

      *       (g)(1)         Custodian Contract between Registrant and State Street Bank and Trust Company.

      *          (2)         Custodian Contract between Registrant and Fifth Third Bank.

      *****      (3)         Custodian Contract between Registrant and National City Bank.

      ******     (4)         Custodian Contract between Registrant and Firstar Institutional
                             Custody Services.

                 (5)         Custodian Contract between Registrant and [       ] (to be provided
                             by amendment)

      **      (h)(1)         Transfer Agency and Service Agreement between Registrant and ALPS
                             Mutual Funds Services, Inc.

                 (2)         Amended and Restated Transfer Agency and Service Agreement between
                             Registrant and ALPS Mutual Funds Services, Inc. (to be provided by amendment)

      **         (3)         Bookkeeping and Pricing Agreement between Registrant and ALPS Mutual
                             Funds Services, Inc.

                  (4)        Amended Bookkeeping and Pricing Agreement between  Registrant and
                             ALPS Mutual Funds Services, Inc. (to be provided by amendment)

      ***         (5)        Subscription Agreement.

               (i)           Opinion and Consent of Davis, Graham & Stubbs LLP, counsel to Registrant
                             (to be provided by amendment).

               (j)           Consent of Independent Public Accountants Deloitte & Touch, LLP
                             (to be provided by amendment).

               (k)           None

               (l)           None

      ****  (m)(1)           Distribution Plan - Prime Money Market Fund Class II

      *****    (2)           Distribution Plan - United Association S & P 500 Index Fund.

      ******   (3)           Distribution Plan - Interstate Fund.

               (4)           Distribution Plan - Magnet Dow Jones Total Market Growth Fund (to be provided by amendment)

            (n)              Omitted by Rule Change

      ****  (o)              Rule 18f-3 Plan

      ******(p)(1)           Code of Ethics for ALPS Mutual Funds Services, Inc.

      ******   (2)           Code of Ethics for Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc. Code of Ethics.

      ******   (3)           Code of Ethics for National City Bank .

      ******   (4)           Code of Ethics for Interstate Advisors, Inc.

                  (5)        Code of Ethics for Revqual Index-Plus Investors, LLC (to be provided by amendment)

     * Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on August 28, 1997.
    ** Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on June 12, 1998
   *** Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on August 28, 1996.
  **** Filed with Post-Effective Amendment 12 to Registrant's Registration Statement on June 29, 1999.
 ***** Filed with Post-Effective Amendment 15 to Registrant's Registration Statement on February 14, 2000.
****** Filed with Post-Effective Amendment 17 to Registrant's Registration Statement on May 8, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant.

         None.

Item 25. Indemnification.

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), and
Section 1.10 of the Distribution Agreement (Exhibit (e)(1) and (e)(2) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Advisers

         With respect to all Funds, reference is made to "Management of the Trust" in the Prospectus for each such Fund forming Part A and "Management" in the Statement of Additional Information for such Funds forming Part B of this Registration Statement.

         The list required by this Item 28 of officers and directors of GEIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by GEIM pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-31947).

         The list required by this Item 28 of officers and directors of Tempest, Isenhart, Chafee, Lansdowne & Assocs. ("Tempest"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Tempest pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-11809-3).

         The list required by this Item 28 of officers and directors of National City Investment Management Company ("National City"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by National City pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-446).

         The list required by this Item 28 of officers and directors of Interstate Advisors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Interstate Advisors, Inc. pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-57203).

         The list required by this Item 28 of officers and directors of Revqual Index-Plus Investors, LLC ("Revqual") together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Revqual pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. [ ]).

Item 27. Principal Underwriter

         (a) ALPS Mutual Funds Services, Inc. acts as Distributor/ Underwriter for various other unrelated registered investment companies.

         (b)  Officers and Directors

Name and Principal                       Positions and Offices with                Positions and Offices with
Business Address*                        Registrant                                Underwriter
--------------------------------------   --------------------------------------    ---------------------------------
W. Robert Alexander                      Chairman of the Board of Trustees and     Chairman and Chief Executive
                                         President                                 Officer and Secretary

Arthur J. L. Lucey                       None                                      President and Director

Thomas A. Carter                         None                                      Chief Financial Officer

Edmund J. Burke                          None                                      Executive Vice President
                                                                                   and Director

Russell C. Burk                          Secretary                                 General Counsel

Jeremy O. May                            Treasurer                                 Vice President

Rick A. Pederson                         None                                      Director

Chris Woessner                           None                                      Director

John Hannon                              None                                      Director

--------------------------
*All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.

         (c)  Not applicable.

Item 28. Location of Accounts and Records

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of ALPS Mutual Funds Services, Inc., General Electric Investment Management, Inc. and Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc..

Item 29. Management Services

         Not applicable.

Item 30. Undertakings.

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

         (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report upon request and without a charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and Rule 485(a) thereunder and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 18 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on June 13, 2000.

                                       FINANCIAL INVESTORS TRUST
                                       (Registrant)

                                       By: /s/  W. ROBERT ALEXANDER
                                          -------------------------------------
                                       W. Robert Alexander
                                       Trustee and President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                      Title                                 Date
---------                                      -----                                 ----

/s/  W. ROBERT ALEXANDER                       Trustee and                      June 13, 2000
----------------------------------             President
W. Robert Alexander

/s/  ROBERT E. LEE                             Trustee                          June 13, 2000
----------------------------------
Robert E. Lee

/s/  MARY K. ANSTINE                           Trustee                          June 13, 2000
----------------------------------
Mary K. Anstine

/s/  EDWIN B. CROWDER                          Trustee                          June 13, 2000
----------------------------------
Edwin B. Crowder

/s/  JOHN R. MORAN, JR                         Trustee                          June 13, 2000
----------------------------------
John R. Moran, Jr.

/s/ MARTIN MADDALONI                           Trustee                          June 13, 2000
----------------------------------
Martin Maddaloni